Share-Based Compensation (Changyou 2014 Share Incentive Plan, Changyou share option activity) (Details) - Changyou 2014 Share Incentive Plan [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares
Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 18.22
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 36.43
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance | shares		852,000
Number of Shares, Granted | shares		770,000	779,000	450,000
Number of Shares, Exercised | shares		(675,000)
Number of Shares, Forfeited or expired | shares		0
Number of Shares, Outstanding, Ending Balance | shares		947,000	852,000
Number of Shares, Vested, Ending balance | shares		947,000	779,000	450,000
Number of Shares, Exercisable, Ending balance | shares		947,000
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.01
Weighted Average Exercise Price, Granted		0.01
Weighted Average Exercise Price, Exercised		0.01
Weighted Average Exercise Price, Outstanding, Ending balance		0.01	$ 0.01
Weighted Average Exercise Price, Vested, Ending balance		0.01
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.01
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		7.93
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		7.01	7.93
Aggregate Intrinsic Value, Outstanding, Beginning balance | $	[1]	$ 9,032
Aggregate Intrinsic Value, Outstanding, Ending balance | $	[1]	17,240	$ 9,032
Aggregate Intrinsic Value, Vested, Ending balance | $	[1]	$ 17,240

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of $36.43per Changyou ADS, or $18.22 per Class A ordinary share, on December 31, 2017 and the nominal exercise prices of the share options